Other Payables And Accruals - Summary of detailed information about contract liabilities (Detail) - HKD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of performance obligations [line items]
Beginning Value	$ 111,974,163	$ 55,111,818
Upfront fee received during the year	38,201,342	127,418,656
Revenue recognised during the year	(102,904,507)	(70,556,311)
Ending value	$ 47,270,998	$ 111,974,163